SCHEDULE I (CONDENSED STATEMENTS OF OPERATIONS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED STATEMENTS OF OPERATIONS
REVEUNUES	$ 123,571,455	$ 113,891,989	$ 122,397,886
COST OF GOODS SOLD	110,250,876	102,353,957	111,611,457
GROSS PROFIT	13,320,579	11,538,032	10,786,429
Selling expenses	(772,383)	(625,500)	(917,074)
General and administrative expenses	(6,340,584)	(3,485,118)	(3,950,934)
Total Operating Expenses	(7,112,967)	(4,110,618)	(4,868,008)
LOSS FROM OPERATIONS	6,207,612	7,427,414	5,918,421
Financial expenses, net	(2,401,268)	(2,696,966)	(3,556,045)
INCOME BEFORE INCOME TAX	4,714,285	5,288,874	3,273,806
INCOME TAX	578,727	1,219,030	557,428
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO., LTD AND SUBSIDIARIES	3,858,876	3,643,404	2,381,279
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	779,135	1,647,348	703,573
TOTAL OTHER COMPREHENSIVE INCOME	779,135	1,647,348	703,573
COMPREHENSIVE INCOME	$ 4,638,011	$ 5,290,752	$ 3,084,852
Ossen Innovation Co., Ltd [Member]
CONDENSED STATEMENTS OF OPERATIONS
REVEUNUES
COST OF GOODS SOLD
GROSS PROFIT
Selling expenses
General and administrative expenses	$ (201,439)	$ (722,695)	$ (473,060)
Total Operating Expenses	(201,439)	(722,695)	(473,060)
LOSS FROM OPERATIONS	(201,439)	(722,695)	(473,060)
Financial expenses, net	(219)	(263)	(619)
Investment in subsidiaries	4,060,534	4,366,362	2,854,958
INCOME BEFORE INCOME TAX	$ 3,858,876	$ 3,643,404	$ 2,381,279
INCOME TAX
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO., LTD AND SUBSIDIARIES	$ 3,858,876	$ 3,643,404	$ 2,381,279
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	779,135	1,647,348	703,573
TOTAL OTHER COMPREHENSIVE INCOME	779,135	1,647,348	703,573
COMPREHENSIVE INCOME	$ 4,638,011	$ 5,290,752	$ 3,084,852